Shareholder Report, Holdings (Details)	Apr. 30, 2026
PGIM GLOBAL REAL ESTATE FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM GLOBAL REAL ESTATE FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM GLOBAL REAL ESTATE FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM GLOBAL REAL ESTATE FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM GLOBAL REAL ESTATE FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM GLOBAL REAL ESTATE FUND - CLASS R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM GLOBAL REAL ESTATE FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Retail REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Industrial REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Health Care REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Diversified Real Estate Activities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Residential REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Real Estate Operating Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Diversified REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Office REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Affiliated Mutual Fund - Short Term Investment (1.0% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Health Care Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Internet Services And Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Hotel And Resort REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.50%
PGIM GLOBAL REAL ESTATE FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
PGIM JENNISON TECHNOLOGY FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Affiliated Mutual Fund - Short Term Investment (9.6% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
PGIM JENNISON TECHNOLOGY FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Affiliated Mutual Fund - Short Term Investment (9.6% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
PGIM JENNISON TECHNOLOGY FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Affiliated Mutual Fund - Short Term Investment (9.6% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)
PGIM JENNISON TECHNOLOGY FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Semiconductors and Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.70%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Affiliated Mutual Fund - Short Term Investment (9.6% represents investments purchased with collateral from securities on loan) [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Interactive Media and Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Broadline Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | IT Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Electronic Equipment, Instruments and Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Communications Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Automobiles [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Hotels, Restaurants and Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Health Care Equipment and Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Total before liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.60%
PGIM JENNISON TECHNOLOGY FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(9.60%)